CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2015	Dec. 31, 2014
Common Units [Member] | Public Unit Holders [Member]
Common units issued	15,864,388	15,812,500
Common units outstanding	15,864,388	15,812,500
Common Units [Member] | PBF LLC [Member]
Common units issued	2,572,944	1,284,524
Common units outstanding	2,572,944	1,284,524
Subordinated Units [Member] | PBF LLC [Member]
Common units issued	15,886,553	15,886,553
Common units outstanding	15,886,553	15,886,553